Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of classification and linkage terms of financial instruments
	NIS	Linked to the US dollar	Linked to the EURO and Other	Total
December 31, 2018
Cash	583	3,169	1	3,753
Restricted deposits	347	21	-	368
Trade receivables	-	1,079	234	1,313
Other receivables	10	205	-	215
	940	4,474	235	5,649
Financial liabilities at amortized cost	2,850	1,880	1	4,731
Total net financial assets (liabilities)	(1,910)	2,594	234	918

December 31, 2017
Cash	237	5,865	1	6,103
Restricted deposits	433	20	-	453
Trade receivables	-	21	73	94
Other receivables	238	-	-	238
	908	5,906	74	6,888
Financial liabilities at amortized cost	2,001	1,329	-	3,330
Total net financial assets (liabilities)	(1,093)	4,577	74	3,558

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
Thousand USD
Increase at a rate of 5%	(95)
Increase at a rate of 10%	(191)
Decrease at a rate of 5%	95
Decrease at a rate of 10%	191

Schedule of repayment dates of financial liabilities
	First year	More than a year or undetermined	Total
December 31, 2018
Trade payables	1,414	-	1,414
Other payables	2,150	28	2,178
Other long-term liabilities		244	244
Liability in respect of government grants	-	895	895
	3,564	1,167	4,731
December 31, 2017
Trade payables	512	-	512
Other payables	1,655	28	1,683
Other long-term liabilities	-	302	302
Liability in respect of government grants	-	833	833
	2,167	1,163	3,330